Schedule IV - Reinsurance	12 Months Ended
Dec. 31, 2015
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Abstract]
Schedule IV - Reinsurance
SCHEDULE IV
REINSURANCE
FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

(U.S. dollars in thousands)	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
2015
Life reinsurance in force (1)	$—	$62,290,992	$63,158,304	$867,312	N/M
Premiums Earned:
Property and casualty operations	$7,717,173	$3,018,410	$3,465,421	$8,164,184	42.4%
Life operations	—	247,675	309,916	62,241	497.9%
Total premiums earned	$7,717,173	$3,266,085	$3,775,337	$8,226,425	45.9%
2014
Life reinsurance in force (1)	$—	$46,947,677	$68,854,340	$21,906,663	314.3%
Premiums Earned:
Property and casualty operations	$5,173,403	$1,799,294	$2,343,329	$5,717,438	41.0%
Life operations	—	155,804	333,436	177,632	187.7%
Total premiums earned	$5,173,403	$1,955,098	$2,676,765	$5,895,070	45.4%
2013
Life reinsurance in force (1)	$—	$378,391	$77,917,632	$77,539,241	100.5%
Premiums Earned:
Property and casualty operations	$4,966,207	$1,315,369	$2,363,261	$6,014,099	39.3%
Life operations	—	28,920	324,342	295,422	109.8%
Total premiums earned	$4,966,207	$1,344,289	$2,687,603	$6,309,521	42.6%
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(1)	Represents the sum face value outstanding of the in force life reinsurance policies.

*	N/M - Not Meaningful